INTANGIBLE ASSETS, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets
Intangible asset residual value	$ 0
Impairment of intangible assets	0
Amortization of Intangible Assets	$ 12,800,000	$ 12,900,000	$ 13,000,000
Ministry of Energy and Mineral Resources of the Hashemite Kingdom of Jordan
Finite-Lived Intangible Assets
Remaining amortization period (in years)	10 years